SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Total			$ 94,553
Seamless Group Inc [Member]
Contract asset		6,888,954	4,657,799
Safeguarding assets	$ 1,942,244	1,983,116	5,787,354
Other receivables		100,144	54,425
Prefunding to remittances partner		21,082,897	21,896,243
Deposits		1,402,729	1,438,316
Goods and services tax/ Value-added tax recoverable		26,493	13,842
Prepayments		553,258	503,123
Airtime stock		607,308	715,755
Inventory		125,603	162,227
Current tax recoverable		360,358	1,094,332
Others		1,094,379	1,240,134
Total	$ 22,917,871	$ 34,225,239	$ 37,563,550	[1]

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.